Contingent consideration liabilities - Summary of Possible Changes in key Inputs to Valuation of Contingent Consideration Liabilities (Detail) £ in Millions	12 Months Ended
Dec. 31, 2019 GBP (£)
Shionogi ViiV healthcare joint venture [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10% increase in sales forecasts	£ 489
10% decrease in sales forecasts	(490)
1% increase in discount rate	(192)
1% decrease in discount rate	205
Shionogi ViiV healthcare joint venture [member] | 10 cent appreciation of the US Dollar [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10 cent appreciation of US Dollar	302
Shionogi ViiV healthcare joint venture [member] | 10 cent depreciation of US Dollar [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10 cent depreciation of US Dollar	(261)
Shionogi ViiV healthcare joint venture [member] | 10 cent appreciation of the Euro [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10 cent appreciation of Euro	106
Shionogi ViiV healthcare joint venture [member] | 10 cent depreciation of Euro [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10 cent depreciation of Euro	(91)
Novartis vaccines [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10% increase in sales forecasts	65
10% decrease in sales forecasts	(65)
1% increase in discount rate	(24)
1% decrease in discount rate	27
5% increase in probability of milestone success	7
5% decrease in probability of milestone success	(7)
Novartis vaccines [member] | 10 cent appreciation of the US Dollar [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10 cent appreciation of US Dollar	(8)
Novartis vaccines [member] | 10 cent depreciation of US Dollar [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10 cent depreciation of US Dollar	7
Novartis vaccines [member] | 10 cent appreciation of the Euro [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10 cent appreciation of Euro	26
Novartis vaccines [member] | 10 cent depreciation of Euro [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10 cent depreciation of Euro	£ (22)